Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Personnel Compensation [Abstract]
Salaries and other short-term employee benefits	$ 1,383,839	$ 1,339,870	$ 707,931
Post-employment benefits	21,390	25,375	8,300
Key management personnel compensation	$ 1,405,229	$ 1,365,245	$ 716,231